Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted		675,000
2016 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Common stock options, outstanding at Beginning balance	8,064,561	9,405,541
Weighted Average Exercise Price, outstanding at Beginning balance	$ 0.62	$ 0.61
Weighted Average Remaining Contractual Life (in Years), outstanding at Beginning balance	8 years 4 months 2 days	9 years 3 months 18 days
Number of Shares, Exercised	(6,944)	(25,000)
Weighted Average Exercise Price, Exercised	$ 0.56	$ 0.17
Number of Shares, Granted	234,000
Weighted Average Exercise Price, Granted	$ 0.90
Number of Shares, Forfeited	(601,179)	(1,197,776)
Weighted Average Exercise Price, Forfeited	$ 1.09	$ 0.73
Number of Shares, Expired	(788,101)	(118,204)
Weighted Average Exercise Price, Expired	$ 0.53	$ 1.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	6,902,337	8,064,561
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.86	$ 0.62
Weighted Average Remaining Contractual Life (in Years), outstanding at Ending balance	7 years 6 months
Number of Shares Common stock options, exercisable at Ending balance	6,027,418
Weighted Average Exercise Price, exercisable at Ending balance	$ 0.90
Weighted Average Remaining Contractual Life (in Years), exercisable at Ending balance	7 years 5 months 19 days
Number of Shares Common stock options, not vested at Ending balance	874,919
Number of Shares Common stock options, available for future grants at Ending balance	3,097,663
Weighted Average Exercise Price, outstanding at Ending balance	$ 0.86	$ 0.62
2019 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Common stock options, outstanding at Beginning balance	65,013,645
Weighted Average Exercise Price, outstanding at Beginning balance	$ 0.53
Weighted Average Remaining Contractual Life (in Years), outstanding at Beginning balance
Number of Shares, Granted	25,393,768	68,180,863
Weighted Average Exercise Price, Granted	$ 0.71	$ 0.53
Number of Shares, Forfeited	(8,342,377)	(3,167,218)
Weighted Average Exercise Price, Forfeited	$ 0.61
Number of Shares, Expired	(2,722)
Weighted Average Exercise Price, Expired	$ 0.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	82,062,314	65,013,645
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.58	$ 0.53
Weighted Average Remaining Contractual Life (in Years), outstanding at Ending balance	8 years 7 months 24 days	9 years 5 months 4 days
Number of Shares Common stock options, exercisable at Ending balance	13,608,686
Weighted Average Exercise Price, exercisable at Ending balance	$ 0.54
Weighted Average Remaining Contractual Life (in Years), exercisable at Ending balance	8 years 5 months 26 days
Number of Shares Common stock options, not vested at Ending balance	68,453,628
Number of Shares Common stock options, available for future grants at Ending balance	2,937,686
Weighted Average Exercise Price, outstanding at Ending balance	$ 0.58	$ 0.53
Stock Options Outside 2016 Plan and 2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Common stock options, outstanding at Beginning balance	3,724,667	2,414,000
Weighted Average Exercise Price, outstanding at Beginning balance	$ 0.21	$ 0.36
Weighted Average Remaining Contractual Life (in Years), outstanding at Beginning balance		9 years 11 months 8 days
Number of Shares, Exercised		(2,000)
Weighted Average Exercise Price, Exercised		$ 0.35
Number of Shares, Granted		1,500,000
Weighted Average Exercise Price, Granted		$ 0.57
Number of Shares, Forfeited	(195,333)	(180,000)
Weighted Average Exercise Price, Forfeited	$ 0.46	$ 0.35
Number of Shares, Expired	(477,334)	(7,333)
Weighted Average Exercise Price, Expired	$ 0.39	$ 0.35
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	3,052,000	3,724,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.46	$ 0.21
Weighted Average Remaining Contractual Life (in Years), outstanding at Ending balance	8 years 25 days	9 years 14 days
Number of Shares Common stock options, exercisable at Ending balance	2,376,333
Weighted Average Exercise Price, exercisable at Ending balance	$ 0.43
Weighted Average Remaining Contractual Life (in Years), exercisable at Ending balance	6 years 2 months 12 days
Number of Shares Common stock options, not vested at Ending balance	675,667
Weighted Average Exercise Price, outstanding at Ending balance	$ 0.46	$ 0.21